Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 1,482,743	$ 1,328,980
Less: allowance for doubtful accounts	(443,163)	(535,768)	$ (1,122,743)
Total accounts receivable, net	$ 1,039,580	$ 793,212